FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-06440

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Aberdeen Street Trust

Fund Name: Fidelity Advisor Freedom 2005 Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: MARCH 31

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Aberdeen Street Trust

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/10/2007 04:19:45 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Advisor Freedom 2005 Fund
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND MEETING DATE: 09/20/2006
TICKER: FDVIX SECURITY ID: 315920686
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND MEETING DATE: 09/20/2006
TICKER: FCGVX SECURITY ID: 315807800
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND TO FIDELITY GOVERNMENT INCOME FUND AND THE ASSUMPTION BY FIDELITY GOVERNMENT INCOME FUND OF FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND S LIABILITES, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY ADVISOR OVERSEAS FUND MEETING DATE: 09/20/2006
TICKER: FAOIX SECURITY ID: 315918508
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY CASH RESERVES FUND MEETING DATE: 08/16/2006
TICKER: FDRXX SECURITY ID: 316067107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES * AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer